Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (8,727,298)	$ (6,581,024)	$ (7,909,638)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	8,047,985	6,446,153	7,525,004
Changes in operating assets and liabilities:
Due to related parties	497,014
Accrued expense	49,475
Net cash used in operating activities	(132,824)	(134,871)	(384,634)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	24,999,992
Cash repayment from subsidiaries	14,511	115,133	303,746
Net cash provided by financing activities	25,014,503	115,133	303,746
EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	167,487	69	(588)
CHANGES IN CASH	25,049,166	(19,669)	(81,476)
Cash, beginning of year	9,248	28,917	110,393
Cash, end of year	$ 25,058,414	$ 9,248	$ 28,917